Fair Value Measurements	9 Months Ended
Sep. 30, 2020
Fair Value Measurements
Fair Value Measurements

9.  Fair Value Measurement

In accordance with ASC 820, the Company measures investments in convertible bonds and certain wealth management products classified as trading securities on a recurring basis. The following tables set forth the financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2019:
Short-term investments:

Trading debt securities	—	795,849	—
Equity securities:
Marketable	11,925	—	—
	11,925	795,849	—

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of September 30, 2020:
Short-term investments:
Trading debt securities	—	988,499	—
Other non-current assets:
Investment in convertible bonds	—	—	1,450,333
	—	988,499	1,450,333

Investment in convertible bonds is classified under level 3 in the fair value hierarchy, with the fair value estimated based on the third-party appraisal report using the binomial model. Key inputs and parameters include volatility which is an expected rate based on the historical stock price of the bond issuer, risk free rate which is based on the yield of US government bond and discount rate which is based on yield of comparable bonds with similar credit rating applicable for the bond issuer.

Certain wealth management products classified as trading securities is classified under level 2 in the fair value hierarchy, with the fair value determined based on quoted prices of similar assets.

9.  Fair Value Measurement (continued)

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

	Amortization
	RMB	US$
Balance at December 31, 2019	—	—
Additions	1,414,200	208,289
Net unrealized fair value	90,755	13,367
Foreign currency translation adjustments	(54,622)	(8,045)
Balance at September 30, 2020	1,450,333	213,611

As of December 31, 2019 and September 30, 2020, the Group did not have any assets or liabilities that were measured at fair value on a non-recurring basis and no impairment charge was recorded.

The followings are financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes. The fair values of held-to-maturity debt investments are estimated using prevailing interest rates. The fair values of the convertible bonds are based on broker quotes:

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

As of December 31, 2019:
Short-term investments:
Held-to-maturity debt securities	—	34,481,053	—
Convertible bonds	—	8,037,280	—
As of September 30, 2020:
Short-term investments:
Held-to-maturity debt securities	—	38,870,590	—
Other non-current assets:
Held-to-maturity debt securities	—	4,282,558	—
Convertible bonds	—	12,374,633	—